ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 0
Balance at end of period	10.00		$ 0
Vimeo Inc.
Accumulated Other Comprehensive Loss
Balance at beginning of period	85,080,000	$ 23,633,000	23,633,000	$ (75,858,000)
Balance at end of period	389,134,000	5,836,000	85,080,000	23,633,000
Tax benefit or provision on the accumulated other comprehensive loss			0	0
Foreign Currency Translation Adjustments | Vimeo Inc.
Accumulated Other Comprehensive Loss
Balance at beginning of period	(87,000)	(232,000)	(232,000)	(154,000)
Other comprehensive loss	(22,000)	(120,000)	145,000	(78,000)
Balance at end of period			(87,000)	(232,000)
Accumulated Other Comprehensive Loss | Vimeo Inc.
Accumulated Other Comprehensive Loss
Balance at beginning of period	(87,000)	(232,000)	(232,000)	(154,000)
Other comprehensive loss			145,000	(78,000)
Balance at end of period	$ (109,000)	$ (352,000)	$ (87,000)	$ (232,000)